PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 2,216	$ 1,833
Additions	226	537
Depreciation charge (Note 20)	(347)	(283)
Translation differences	(20)	129
Property and equipment at end of period	2,075	2,216
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	4,190	3,690
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(2,115)	(1,474)
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,693	1,319
Additions	203	445
Depreciation charge (Note 20)	(287)	(245)
Translation differences	(16)	104
Property and equipment at end of period	1,593	1,623
COMPUTER AND OFFICE EQUIPMENT | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	3,343	2,844
COMPUTER AND OFFICE EQUIPMENT | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(1,750)	(1,221)
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	523	514
Additions	23	92
Depreciation charge (Note 20)	(60)	(38)
Translation differences	(4)	25
Property and equipment at end of period	482	593
LEASEHOLD IMPROVEMENTS | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	847	846
LEASEHOLD IMPROVEMENTS | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	$ (365)	$ (253)